Commitments and contingencies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Future minimum lease payments due under noncancellable operating leases excluding the facilities of the discontinued operations of PMG and IP
2011		$ 35.9
2012		29.5
2013		27.3
2014		24.3
2015		23.3
Thereafter		55.8
Total		196.1
Future purchase commitments
2011		90.1
2012		57.0
2013		18.8
2014		13.7
2015		0.4
Thereafter		0
Total		180.0
Commitments and contingencies (Textuals)
Rental expense under the office and distribution facilities leases, excluding the discontinued operations of PMG and IP		40.3	27.8	28.8
Annual lease commitments for a new facility	3.4	1.6
Capital lease obligations		5.8
Terms of noncancellable lease agreements Range	10 years	10 years
Capital lease obligations as offset against industrial bonds		5.8
Pharmaceutical purchases from one wholesaler in percent		60.50%
Insurance recovery for previously incurred litigation costs			15.0
Incurred to the settlement of a lawsuit			$ 35.0
Noncancellable lease agreement period range		one to ten years
Extended agreement of renewable options range		one to five years